Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 2,272	$ 259	$ 1,599
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	2,173	2,205	517
Share-based compensation	281	338	216
Excess tax benefits from share-based compensation plans		(5)
Change in fair value of warrant liability			31
Amortization of discount on debt	40	34	39
Amortization of debt issuance costs	12	16	11
Net (gain) loss on sale of assets	(1,615)	(11)	(1,263)
(Gain) loss on extinguishment of debt	41	32
Results relating to equity-accounted investees	(22)	(11)	(9)
Changes in deferred taxes	(797)	(925)	(168)
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	31	(51)	(78)
(Increase) decrease in inventories	(120)	568	82
Increase (decrease) in accounts payable and accrued liabilities	225	(156)	127
Decrease (increase) in other non-current assets	(100)	5	30
Exchange differences	30	15	193
Other items	(4)	(10)	3
Net cash provided by (used for) operating activities	2,447	2,303	1,330
Cash flows from investing activities:
Purchase of identified intangible assets	(66)	(59)	(12)
Capital expenditures on property, plant and equipment	(552)	(389)	(341)
Proceeds from disposals of property, plant and equipment	2	1	7
Purchase of interests in businesses, net of cash acquired		(202)	(1,692)
Proceeds from sale of interests in businesses, net of cash divested	2,682	20	1,605
Proceeds from return of equity investment			1
Other	6	2	2
Net cash provided by (used for) investing activities	2,072	(627)	(430)
Cash flows from financing activities:
Net (repayments) borrowings of short-term debt		(6)	(2)
Amounts drawn under the revolving credit facility		200
Repayments under the revolving credit facility		(200)
Repurchase of long-term debt	(2,728)	(3,295)	(3,586)
Principal payments on long-term debt	(16)	(38)	(32)
Proceeds from the issuance of long-term debt		3,259	3,680
Cash paid for debt issuance costs		(26)	(32)
Dividends paid to non-controlling interests	(89)	(126)	(51)
Cash proceeds from exercise of stock options	233	115	51
Purchase of treasury shares and restricted stock unit withholdings	(286)	(1,280)	(475)
Hold-back payments on prior acquisitions			(2)
Excess tax benefits from share-based compensation plans		5
Net cash provided by (used for) financing activities	(2,886)	(1,392)	(449)
Effect of changes in exchange rates on cash positions	20	(4)	(22)
Increase (decrease) in cash and cash equivalents	1,653	280	429
Cash and cash equivalents at beginning of period	1,894	1,614	1,185
Cash and cash equivalents at end of period	3,547	1,894	1,614
Net cash paid during the period for:
Interest	245	348	172
Income taxes	356	67	40
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	2,688	21	1,612
Book value of these assets	(1,073)	(10)	(349)
Net (gain) loss on sale of assets	$ 1,615	11	1,263
Non-cash investing and financing information:
Issuance of common stock for business combinations			$ 9,686
Exchange of Term Loan B for Term Loan F [Member]
Non-cash investing and financing information:
Exchange of one Term Loan for another		$ 1,422